Commitment and Contingencies - Noncash Lease Activities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating cash outflows from operating leases	$ 0.9	$ 0.3	$ 1.9	$ 0.1
Operating lease assets obtained in exchange for new lease liabilities	$ 9.1	$ 0.8	$ 3.7	$ 2.3